Note 5 - Debt	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
5
–
Debt

Notes payable and long-term debt consists of the following:

	December 31,	December 31,
	2020	2019
Notes payable:
6.3% Insurance premium finance agreement due July 2020	$-	$39,138
3.8% Insurance premium finance agreement due June 2021	46,580	-
Total notes payable	$46,580	$39,138

Long term debt:
10% Promissory note due January 2024	1,275,000	475,000
Less:
Beneficial conversion feature	(862,775)	(273,422)
Warrants issued	(106,167)	(59,108)
Debt issue costs	(39,460)	(21,962)
Net long term debt	$266,598	$120,508

3.8%
Insurance premium finance agreement, due
June 2021

The Company entered into an insurance financing agreement in
August 2020
totaling
$77,151.
 The monthly payments under the agreement are due in
ten
installments of
$7,849.
The Company made the
first
installment payment in
September 2020.

6.3%
Insurance premium finance agreement due
July 2020

The Company entered into an insurance financing agreement in
September 2019
totaling
$61,503.
 The agreement was due in
eleven
installments of
$5,591
through
July 2020.
The Company paid the balance due of
$39,138
during the year ended
December 31, 2020.

4.75%
Convertible debenture due
September
2019

On
November 3, 2006,
the Company issued to Golden State a
4.75%
convertible debenture in a principal amount of
$100,000,
due
December 31, 2014,
subsequently extended to
December 31, 2018
and most recently extended to
September 30, 2019
and warrants to buy
61
post-split equivalent shares of common stock at a post-split exercise price of
$114,450
per share. On
January 8, 2018,
Golden State converted
$225
of the
4.75%
convertible debenture into
244,618
shares of common stock at
$0.0009
per share and exercised
0.2143
warrants at
$114,450
per share for
$24,525.
On
May 24, 2018,
Golden State converted
$225
of the
4.75%
convertible debenture into
396,635
shares of common stock at
$0.0006
per share and exercised
0.2143
warrants at
$114,450
per share and advanced
$23,766
cash for the exercise. On
October
15,2019,
the Company paid the balance due on the debenture of
$63,675
along with the accrued interest due of
$26,065.

10%
Promissory note due
January 2024,
net

On
October 4, 2019,
the Company entered into a Credit Agreement and related Promissory Note with Diversified Alpha Fund of Navigator Global Fund Manager Platform SPC (DAF), the Lender. DAF is a segregated portfolio fund of Navigator Global Fund Manager Platform SPC.  DAF is managed and controlled by Mollitium Investment Management (Mollitium). Mollitium utilizes Diversified Global Investment Advisors Ltd. (DGIA) to act in an advisory role. DGIA maintains an Investment Committee to support the services to Mollitium.  Simon Calton serves as part of this five
-member investment committee and in accordance with the investment committee's guidelines, Mr. Calton does not
participate in matters or voting that pertain to the Company due to his conflict of interest.  Investment advice provided by DGIA to Mollitium are recommendations only and the final decision on actions are the responsibility of Mollitium. Carlton James Global Management, Ltd (CJGM) serves as a distributer of investments by introducing funds available to the market of which DAF is included in CJGM's group of funds. Compensation to CJGM occurs when investments are made into funds that they introduce.  CJGM is part of the Carlton James Group of which Mr. Calton is CEO.

The
10%
Promissory Note, in a principal amount of
$2,500,000,
is due
February 15, 2024
and has attached warrants to subscribe for and purchase
3,000,000
shares of common stock at an exercise price of
$0.052
per share. Under the terms of the Credit Agreement, DAF will fund the Promissory Note in sixteen
(
16
) tranches in amounts of
$125,000
and
$175,000
per month beginning in
October 2019.
The funding of the Promissory Note is at the discretion of DAF and may
differ from the planned schedule. As of
December 31, 2020,
DAF has advanced
$1,825,000
with the remaining
$675,000
to be funded in
2021.
 Interest is accrued monthly and paid in advance for the
first
12
months and thereafter principal and interest payments shall be paid monthly in equal amounts, amortized over a
36
-month period.

Under the terms of the Credit Agreement, DAF has the right to elect to convert all or part of the Promissory Note at a price equal to seventy
percent (
70%
) of the average closing price of the Company's common stock as reported on the over-the-counter quotation system on the OTC Markets during the fifteen
(
15
) calendar days prior to the loan closing date of
October 4, 2019,
which calculates to
$0.0329
per share.

The embedded conversion option was deemed to be a beneficial conversion feature because the active conversion price was less than the commitment date market price of the common stock. Given the terms and related-party nature of the agreement, the commitment date was determined to be the date the funds are advanced to the Company and is limited to the funding value less other debt discounts (see below). A debt discount of
$1,049,825
and
$281,837
was recorded, with a corresponding credit to additional paid-in capital, for the beneficial conversion feature for the years ended
December 31, 2020
and
2019,
respectively. The debt discount is amortized over the life of the debt relative to unconverted debt. A debt discount of
$175,506
and
$8,415
was amortized to interest expense during the years ended
December 31, 2020
and
2019.

Under the terms of the Credit Agreement, warrants to subscribe for and purchase
3,000,000
shares of common stock at an exercise price of
$0.052
per share were issued to DAF. The warrants will be issued in amounts of
150,000
and
210,000
per month as the advance is received during the funding period. In the event that funding advances deviate from the planned schedule then warrants will be issued pro-rata at
1.2
warrants for every
$1
of funding. Warrants granted under the terms of the DAF Credit Agreement as of
December 31, 2020
and
2019
were
2,190,000
and
570,000,
respectively. The estimated value of the warrants granted monthly, with each advance, is calculated using the Black-Scholes option pricing model. The resulting estimated value of the warrant is used to proportionally allocate the fair value of the debt advance and the fair value of the warrants. The allocated cost of the warrants amounted to
$135,706
and
$60,593
for the years ended
December 31, 2020
and
2019,
respectively, and is being amortized over the life of the debt with
$28,216
and
$1,485
of allocated costs amortized during the years ended
December 31, 2020
and
2019,
respectively.

Additionally, under the terms of the Credit Agreement, the Company agreed to pay a commitment fee of
3%
of each advance and reimburse DAF for certain expenses in connection with the preparation, interpretation, performance and enforcement of the Credit Agreement. Those costs amounted to
$42,000
and
$22,767
during the years ended
December 31, 2020
and
2019,
respectively, and are being amortized over the life of the debt with
$9,034
and
$805
amortized during the years ended
December 31, 2020
and
2019,
respectively.

On
March 31, 2020,
under the terms of the Credit Agreement, DAF converted
$300,000
of the principle of the Promissory Note into
9,129,136
shares of common stock at
$0.0329
per share. A related charge of
$130,370
of the beneficial conversion feature was made to interest expense along with debt issue related charges of
$25,523
for the warrants and
$8,123
for the deferred cost at the time of the conversion.

On
October 30, 2020,
under the terms of the Credit Agreement, DAF converted
$250,000
of the principle of the Promissory Note into
7,598,784
shares of common stock at
$0.0329
per share. A related charge of
$156,265
of the beneficial conversion feature was made to interest expense along with debt issue related charges of
$34,912
for the warrants and
$5,796
for the deferred cost at the time of the conversion.

Conversion of related party loans and convertible debentures to common stock

On
December 27, 2019,
the Company issued
123,330,807
shares of Common Stock of the Company upon the conversion of debt held by certain Legacy Holders, which consists substantially of the Company's Co-Chairmen, Victor Keen and Simon Calton. The total outstanding Legacy Debt converted was
$2,711,359,
which consisted of
$2,017,435
in outstanding principal and
$693,924
in accrued interest. The Legacy Debt was converted at conversion prices of
$0.022
per share.

14%
Term loan due
December 2019,
related party

On
April 18, 2016,
the Company entered into an unsecured loan agreement whereby Carlton James Ltd ("CJL”), a company owned by Mr. Simon Calton, a director of the Company, agreed to provide the Company a loan facility of up to
$100,000.
Under the terms of the agreement, the Company accrued interest on the outstanding unpaid balance at the rate of
1.167%
per month. The interest was due quarterly, and the principal was due
September 30, 2019
and subsequently extended to
December 31, 2019.
CJL had advanced
$374,993
(
$274,993
in excess of the facility) on the loan as of
September 30, 2019.
During
2017,
CJL agreed that the excess amount funded and any future funding under the loan would be done on the same terms and conditions as the original note. The loan and accrued interest were a part of the Legacy Debt and effective
November 30, 2019,
the loan and accrued interest were retired
December 27, 2019.

14%
Term loan due
December 2019,
related party

On
February 24, 2016,
the Company entered into an unsecured loan agreement whereby Victor Keen, Co-Chairman of the Company (“Keen”) agreed to provide the Company a loan facility of up to
$300,000.
Under the terms of the agreement, the Company accrued interest on the outstanding unpaid balance at the rate of
1.167%
per month. The interest was due quarterly, and the principal was due
September 30, 2019
and subsequently extended to
December 31, 2019.
Keen had advanced
$756,500
(
$456,500
in excess of the facility) on the loan through
November 30, 2019.
During
2017,
Keen agreed that the excess amount funded and any future funding under the loan will be done on the same terms and conditions as the original note.   The loan and accrued interest were a part of the Legacy Debt and effective
November 30, 2019,
the loan and accrued interest were retired on
December 27, 2019.

14%
Term loan due
December 2019,
related party

On
June 1, 2015,
Coretec obtained a
$500,000
revolving note agreement with CJL. Coretec accrued the interest on the outstanding balance at the rate of
1.167%
per month. CJL had advanced
$535,941
on the loan (
$35,941
in excess of the facility) through
November 30, 2019.
During
2019,
CJL agreed that the excess amount funded and any future funding under the loan would be done on the same terms and conditions as the original note.  Outstanding borrowings were secured by substantially all assets of the Company. The note was due on
September 30, 2019
and subsequently extended to
December 31, 2019.
The loan and accrued interest were a part of the Legacy Debt and effective
November 30, 2019,
the note and accrued interest were retired on
December 27, 2019.

7%
Convertible promissory note due
December 2019,
related party

On
March 30, 2017,
the Company issued to Mr. Victor Keen, Co-Chairman of the Board of Directors, a
7%
convertible promissory note in a principal amount of
$250,000,
due
March 1, 2019,
subsequently extended to
December 31, 2019.
The promissory note automatically converted into
eight
percent (
8%
) of the fully diluted outstanding shares of common stock of the Company. The embedded conversion option was deemed to be a beneficial conversion feature because the active conversion price was less than the commitment date market price of the common stock. The dollar amount of the beneficial conversion feature was limited to the carrying value of the promissory note, so a
$250,000
debt discount was recorded, with a corresponding credit to additional paid-in capital for the beneficial conversion feature. The debt discount was amortized over the original life of the debt and
$21,373
was amortized during the year ended
December 31, 2019.
The note and accrued interest were a part of the Legacy Debt retired on
December 27, 2019.

7%
Convertible promissory note due
December 2019,
related party

On
June 21, 2017,
the Company issued to Mr. Victor Keen, Co-Chairman of the Board of Directors, a
7%
convertible promissory note in a principal amount of
$100,000,
due
June 21, 2019
and subsequently extended to
December 31, 2019.
The promissory note automatically converted into
four
percent (
4%
) of the fully diluted outstanding shares of common stock of the Company. The embedded conversion option was deemed to be a beneficial conversion feature because the active conversion price was less than the commitment date market price of the common stock. The dollar amount of the beneficial conversion feature is limited to the carrying value of the promissory note, so a
$100,000
debt discount was recorded, with a corresponding credit to additional paid-in capital for the beneficial conversion feature. The debt discount was amortized over the original life of the debt and
$23,761was
amortized during the year ended
December 31, 2019.
The note and accrued interest were a part of the Legacy Debt retired
December 27, 2019.